UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07119

Morgan Stanley Global Utilities Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2007

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Utilities Fund

Portfolio of Investments May 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.3%)
	Canada (9.9%)
	Energy
60,000	Canadian Natural Resources Ltd.*	$3,224,400
45,000	Nexen Inc.	2,522,250
		5,746,650
	Other Metals/Minerals
30,000	Cameco Corporation	1,244,400

	Telecommunications
180,000	BCE Inc.	4,363,200
55,000	Rogers Communications, Inc.	2,295,150
263,000	Telus Corp. (Non-Voting)	10,590,204
		17,248,554

	Total Canada	24,239,604

	China (0.3%)
	Alternative Power Generation
33,000	Suntech Power Holdings Co. Ltd. (ADR)*	929,940

	Mexico (0.7%)
	Telecommunications
50,000	America Movil S.A. de C.V. (Series L) (ADR)	1,633,000

	Spain ‡ (4.6%)
	Electric Utilities
170,000	Iberdrola S.A.	5,457,557

	Telecommunications
349,136	Telefonica S.A.	5,713,873

	Total Spain	11,171,430

	United States (82.8%)
	Alternative Power Generation
210,000	Plug Power Inc.*	1,073,100

	Electric Utilities
391,900	AES Corp. (The)*	7,210,960
121,300	Ameren Corp.	6,003,137
132,700	Consolidated Edison, Inc.	5,852,070
80,700	Dominion Resources, Inc.	5,857,206
135,000	DPL, Inc.	3,618,000
211,200	Duke Energy Corp.	5,960,064
110,700	Entergy Corp.	7,761,177
130,200	Exelon Corp.	7,370,622
114,600	FirstEnergy Corp.	6,007,332
200,400	FPL Group, Inc.	7,981,932
140,000	NRG Energy, Inc.*	6,965,000
170,000	PG&E Corp.	6,745,600
235,000	PPL Corp.	6,995,950
45,000	Progress Energy, Inc.	1,891,800
177,300	SCANA Corp.	6,758,676
175,900	Southern Co. (The)	5,623,523
85,000	TECO Energy, Inc.	1,276,700
143,000	TXU Corp.	8,193,900
151,800	Wisconsin Energy Corp.	6,052,266
		114,125,915

	Electronic Equipment/Instruments
20,000	Itron, Inc.*		1,196,000

	Energy
182,100	AGL Resources, Inc.		6,659,397
50,000	Anadarko Petroleum Corp.		2,483,500
35,000	Cheniere Energy Inc.*		1,362,550
320,000	Dynegy, Inc. (Class A)*		1,689,600
168,200	Equitable Resources, Inc.		5,659,930
60,000	Kinder Morgan, Inc.		6,028,800
65,000	Ormat Technologies Inc.		2,422,550
90,100	Questar Corp.		6,639,469
65,000	Range Resources Corp.		1,683,500
137,000	Sempra Energy		6,160,890
100,000	Southwestern Energy Co.*		3,230,000
98,800	UGI Corp.		2,298,088
			46,318,274

	Engineering & Construction
40,000	Quanta Services, Inc.*		666,000

	Telecommunications
90,000	Alaska Communications Systems Holdings, Inc.		1,117,800
95,073	ALLTEL Corp.		5,880,265
202,360	American Tower Corp. (Class A)*		6,267,089
165,900	AT&T Inc.		4,323,354
110,400	BellSouth Corp.		3,728,208
87,000	Citizens Communications Co.		1,103,160
70,000	General Communication, Inc. (Class A)*		915,600
70,000	NII Holdings, Inc. (Class B)*		3,812,200
55,000	SBA Communications Corp.*		1,258,950
208,000	Sprint Nextel Corp.		4,411,680
172,000	Time Warner Telecom Inc. (Class A)*		2,619,560
110,200	Verizon Communications Inc.		3,439,342
			38,877,208

	Total United States		202,256,497

	TOTAL COMMON STOCKS
	(Cost $185,445,730)		240,230,471
PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.4%)
	REPURCHASE AGREEMENT
$3,471	Joint repurchase agreement account 5.02% due 06/01/06 (dated 5/31/06; proceeds $3,471,484) (a) (Cost $3,471,000)		3,471,000

	TOTAL INVESTMENTS
	(Cost $188,916,730) (b)	99.7%	243,701,471
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	674,064
	NET ASSETS	100.0%	$244,375,535

ADR	American Depositary Receipt.
*	Non-income producing security.
‡

Securities with total market value equal to $11,171,430 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,456,400 and the aggregate gross unrealized depreciation is $6,671,659 resulting in net unrealized appreciation of $54,784,741.

Morgan Stanley Global Utilities Fund IR

Summary of Investments by Industry Classification May 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Electric Utilities	$119,583,472	48.9%
Telecommunications	63,472,635	26.0
Energy	52,064,924	21.3
Repurchase Agreement	3,471,000	1.4
Alternative Power Generation	2,003,040	0.8
Other Metals/Minerals	1,244,400	0.5
Electronic Equipment/Instruments	1,196,000	0.5
Engineering & Construction	666,000	0.3

	$243,701,471	99.7%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006